Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2017
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

	June 30, 2017	December 31, 2016
Cash on hand and at banks	$46,544	$39,286
Short-term deposits	5,000	10,006
Total cash and cash equivalents	$51,544	$49,292